Employee benefits - Summary of Weighted Average Duration of Defined Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	10 years 10 months 24 days	11 years 2 months 12 days
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	12 years 6 months	12 years 2 months 12 days